Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Estimated Fair Values Of Long-Term Debt

December 31,	2011		2010
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 8.375%, due 2011	$—	$—	$200,000	$201,560
Notes, 7.625%, due 2012	200,000	204,312	200,000	214,666
Notes, 4.45%, due 2020	125,000	128,673	125,000	125,325
Notes, 6.1%, due 2041	125,000	143,074	—	—
8% Series, due 2026	75,000	96,340	75,000	99,968
Medium-term notes, 7.59% series, due 2017	25,000	30,199	25,000	30,295
Medium-term notes, 7.78% series, due 2022	25,000	31,932	25,000	32,063
Medium-term notes, 7.92% series, due 2027	25,000	31,648	25,000	33,211
Medium-term notes, 6.76% series, due 2027	7,500	8,510	7,500	8,956
Unamortized discount	(2,087)		(2,534)

	605,413		679,966

Revolving credit facility and commercial paper, due 2012	109,000	109,000	—	—

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	12,410	12,410	12,410	11,968
5.95% 1999 Series C, due 2038	14,320	14,449	14,320	13,594
5.55% 1999 Series D, due 2038	8,270	8,253	8,270	7,468
5.45% 2003 Series C, due 2038 (rate resets in 2013)	30,000	31,332	30,000	31,547
5.25% 2003 Series D, due 2038	20,000	19,583	20,000	17,474
5.80% 2003 Series E, due 2038 (rate resets in 2013)	15,000	15,634	15,000	15,436
5.25% 2004 Series A, due 2034	65,000	64,291	65,000	58,574
5.00% 2004 Series B, due 2033	31,200	30,283	31,200	27,295
4.85% 2005 Series A, due 2035	100,000	94,836	100,000	84,485
4.75% 2006 Series A, due 2036	24,855	23,179	24,855	20,518
Unamortized discount	(3,360)		(3,502)

	517,695		517,553

NPL debt obligations	21,368	21,380	2,242	2,473

	1,253,476		1,199,761
Less: current maturities	(322,618)		(75,080)

Long-term debt, less current maturities	$930,858		$1,124,681

Summary Of Effective Interest Rates On Variable-Rate IDRBs

	December 31, 2011	December 31, 2010
2003 Series A	0.83%	1.20%
2008 Series A	1.62%	2.72%
2009 Series A	1.56%	2.68%
Tax-exempt Series A	2.22%	1.18%

Estimated Maturities Of Long-Term Debt

2012	$322,618
2013	17,805
2014	1,271
2015	1,084
2016	—